Document and Entity Information	12 Months Ended
Jun. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2011
Registrant Name	JOHN HANCOCK BOND TRUST
Central Index Key	0000315554
Amendment Flag	false
Document Creation Date	Jun 5, 2012
Document Effective Date	Jun 5, 2012
Prospectus Date	Oct 1, 2011

John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50	—	—
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	1.02	1.77	1.77

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	549	549	680	180	280	180
3 Years	760	760	857	557	557	557
5 Years	988	988	1,159	959	959	959
10 Years	1,642	1,642	1,886	1,886	2,084	2,084
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.50
Other expenses[2]	0.17
Total annual fund operating expenses	0.67

1	“Management fee” has been restated to reflect new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	68
3 Years	214
5 Years	373
10 Years	835
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.50
Other expense[2]	0.12
Total annual fund operating expenses	0.62

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be

Expenses ($)	Class R6

1 Year	63
3 Years	199

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK BOND TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Supplement [Text Block]	jhf3_SupplementTextBlock
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50	—	—
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	1.02	1.77	1.77

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	549	549	680	180	280	180
3 Years	760	760	857	557	557	557
5 Years	988	988	1,159	959	959	959
10 Years	1,642	1,642	1,886	1,886	2,084	2,084
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.50
Other expenses[2]	0.17
Total annual fund operating expenses	0.67

1	“Management fee” has been restated to reflect new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	68
3 Years	214
5 Years	373
10 Years	835
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.50
Other expense[2]	0.12
Total annual fund operating expenses	0.62

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be

Expenses ($)	Class R6

1 Year	63
3 Years	199

John Hancock High Yield Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf3_SupplementTextBlock
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50	—	—
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	1.02	1.77	1.77

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	549	549	680	180	280	180
3 Years	760	760	857	557	557	557
5 Years	988	988	1,159	959	959	959
10 Years	1,642	1,642	1,886	1,886	2,084	2,084

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
John Hancock High Yield Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	549
3 Years	rr_ExpenseExampleYear03	760
5 Years	rr_ExpenseExampleYear05	988
10 Years	rr_ExpenseExampleYear10	1,642
1 Year	rr_ExpenseExampleNoRedemptionYear01	549
3 Years	rr_ExpenseExampleNoRedemptionYear03	760
5 Years	rr_ExpenseExampleNoRedemptionYear05	988
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,642
John Hancock High Yield Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	857
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	1,886
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,886
John Hancock High Yield Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
John Hancock High Yield Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf3_SupplementTextBlock
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.50
Other expenses[2]	0.17
Total annual fund operating expenses	0.67

1	“Management fee” has been restated to reflect new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	68
3 Years	214
5 Years	373
10 Years	835

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
John Hancock High Yield Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
John Hancock High Yield Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf3_SupplementTextBlock
John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.50
Other expense[2]	0.12
Total annual fund operating expenses	0.62

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be

Expenses ($)	Class R6

1 Year	63
3 Years	199

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
John Hancock High Yield Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
[3]	"Other expenses" have been restated to reflect current transfer agency and service fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK BOND TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 5, 2012